UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES - SEC Oil and Gas Reserve Information (Details)	12 Months Ended
	Dec. 31, 2018 MBoe MMcf MBbls	Dec. 31, 2017 MBoe MMcf MBbls	Dec. 31, 2016 MBoe MMcf MBbls
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved Developed and Undeveloped Reserves, Net, Beginning Balance (MBoe) | MBoe	47,079	29,490	25,473
Revisions of previous estimates (MBoe) | MBoe	(10,716)	(1,972)	(2,141)
Extensions and discoveries (MBoe) | MBoe	11,904	12,386	7,500
Purchases of reserves in-place (MBoe) | MBoe	48,503	11,278	3,168
Production (MBoe) | MBoe	(3,508)	(2,727)	(2,234)
Sales of reserves in-place (MBoe) | MBoe	(21)	(1,376)	(2,276)
Proved Developed and Undeveloped Reserves, Net, Ending Balance (MBoe) | MBoe	93,241	47,079	29,490
Proved developed reserves (MBoe): | MBoe	27,197	15,744	12,493
Proved undeveloped reserves (MBoe) | MBoe	66,044	31,335	16,997
Oil
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	27,987	18,441	17,552
Revisions of previous estimates	(5,138)	(1,778)	(1,397)
Extensions and discoveries	7,577	6,658	4,242
Purchases of reserves in-place	30,474	6,892	1,432
Production	(2,256)	(1,800)	(1,412)
Sales of reserves in-place	(15)	(426)	(1,976)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	58,629	27,987	18,441
Proved developed reserves:	16,742	8,987	7,440
Proved undeveloped reserves	41,887	19,000	11,001
Natural gas
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved Developed and Undeveloped Reserves, Net, Beginning Balance | MMcf	59,409	35,730	26,576
Revisions of previous estimates | MMcf	(14,257)	(2,091)	536
Extensions and discoveries | MMcf	12,889	17,255	10,240
Purchases of reserves in-place | MMcf	55,367	14,935	3,121
Production | MMcf	(4,534)	(3,621)	(2,941)
Sales of reserves in-place | MMcf	(33)	(2,799)	(1,802)
Proved Developed and Undeveloped Reserves, Net, Ending Balance | MMcf	108,841	59,409	35,730
Proved developed reserves: | MMcf	33,169	21,078	16,704
Proved undeveloped reserves | MMcf	75,672	38,331	19,026
NGL
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	9,190	5,094	3,492
Revisions of previous estimates	(3,201)	154	(833)
Extensions and discoveries	2,179	2,852	1,551
Purchases of reserves in-place	8,801	1,897	1,216
Production	(497)	(324)	(332)
Sales of reserves in-place		(483)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	16,472	9,190	5,094
Proved developed reserves:	4,927	3,244	2,269
Proved undeveloped reserves	11,545	5,946	2,825